Related Party Transactions (Details) - JPY (¥) ¥ in Thousands			12 Months Ended
	Dec. 11, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2024	Mar. 31, 2023	Jan. 20, 2023
Related Party Transaction [Line Items]
Other current liabilities			¥ 414,704	¥ 370,213
Selling, general and administrative expenses			2,241,515	¥ 1,960,447	¥ 1,805,490
Interest rate						1.475%
Proceeds from subsidiary's Series A preferred stock issuance			260,280
Series A preferred stock | MEDIROM MOTHER Labs Inc. ("MML")
Related Party Transaction [Line Items]
Proceeds from subsidiary's Series A preferred stock issuance			¥ 260,280
Corporate auditor
Related Party Transaction [Line Items]
Ownership percentage			0.22%	0.36%	0.36%
Kouji Eguchi | COZY LLC
Related Party Transaction [Line Items]
Joint Venture Ownership Percentage								100.00%
Kouji Eguchi | Class A Common
Related Party Transaction [Line Items]
Ownership percentage			100.00%
Kouji Eguchi | American Depository Shares | COZY LLC
Related Party Transaction [Line Items]
Authorized amount to purchase ADS								¥ 50,000
Number of shares repurchased							22,543
Aoyama Consulting Group Co., Ltd. | Accrued expenses
Related Party Transaction [Line Items]
Other current liabilities			¥ 0	¥ 0
Aoyama Consulting Group Co., Ltd. | Selling, general and administrative expense.
Related Party Transaction [Line Items]
Selling, general and administrative expenses			0	400	¥ 1,200
Kabushiki Kaisha LTW | Accrued expenses
Related Party Transaction [Line Items]
Other current liabilities			0	0
Kabushiki Kaisha LTW | Selling, general and administrative expense.
Related Party Transaction [Line Items]
Selling, general and administrative expenses			0	1,200	3,000
Kabushiki Kaisha No Track | Accrued expenses
Related Party Transaction [Line Items]
Other current liabilities			0	0
Kabushiki Kaisha No Track | Selling, general and administrative expense.
Related Party Transaction [Line Items]
Selling, general and administrative expenses			¥ 0	¥ 150	¥ 600
Issei Homan
Related Party Transaction [Line Items]
Purchase agreement		¥ 22,800
Issei Homan | MEDIROM MOTHER Labs Inc. ("MML")
Related Party Transaction [Line Items]
Proceeds from subsidiary's Series A preferred stock issuance	¥ 45,000
Yasuhiro Hayami | MEDIROM MOTHER Labs Inc. ("MML")
Related Party Transaction [Line Items]
Proceeds from subsidiary's Series A preferred stock issuance	¥ 5,040
Common stock | Kouji Eguchi
Related Party Transaction [Line Items]
Ownership percentage			23.85%
Common stock | Tomoya Ogawa
Related Party Transaction [Line Items]
Ownership percentage			0.36%	0.58%	0.58%